Information Related to Guaranteed Securities Issued by Subsidiaries - Summary of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves Explanatory (Detail)
	Dec. 31, 2018 MMBbls Bcf	Dec. 31, 2017 MMBbls Bcf	Dec. 31, 2016 MMBbls Bcf
Crude Oil [Member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | MMBbls	4,391.5	4,384.6	4,362.7
Net proved developed reserves | MMBbls	3,865.1	4,044.0	3,866.5
Crude Oil [Member] | Consolidated Entities [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | MMBbls	4,340.5	4,355.0	4,330.2
Net proved developed reserves | MMBbls	3,829.7	4,010.2	3,830.0
Crude Oil [Member] | Consolidated Entities [member] | Brazil member
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | MMBbls	4,339.5	4,282.2	4,250.1
Net proved developed reserves | MMBbls	3,829.2	3,967.2	3,812.9
Crude Oil [Member] | Consolidated Entities [member] | Oil and gas producing properties abroad [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | MMBbls	1.0	72.8	80.1
Net proved developed reserves | MMBbls	0.5	43.0	17.1
Crude Oil [Member] | Consolidated Entities [member] | Oil and gas producing properties abroad [member] | South America [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | MMBbls	1.0	0.7	0.5
Net proved developed reserves | MMBbls	0.5	0.5	0.3
Crude Oil [Member] | Consolidated Entities [member] | Oil and gas producing properties abroad [member] | North America [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | MMBbls		72.1	79.6
Net proved developed reserves | MMBbls		42.6	16.8
Crude Oil [Member] | Equity Method Investee [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | MMBbls	51.0	29.6	32.5
Net proved developed reserves | MMBbls	35.4	33.8	36.5
Crude Oil [Member] | Equity Method Investee [member] | Oil and gas producing properties abroad [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | MMBbls	51.0	29.6	32.5
Net proved developed reserves | MMBbls	35.4	33.8	36.5
Crude Oil [Member] | Equity Method Investee [member] | Oil and gas producing properties abroad [member] | North America [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | MMBbls	20.0
Net proved developed reserves | MMBbls	6.5
Crude Oil [Member] | Equity Method Investee [member] | Oil and gas producing properties abroad [member] | Africa [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | MMBbls	30.9	29.6	32.5
Net proved developed reserves | MMBbls	28.9	33.8	36.5
Synthetic Oil [Member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | MMBbls	4.8	6.0	6.8
Synthetic Oil [Member] | Consolidated Entities [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | MMBbls	4.8	6.0	6.8
Synthetic Oil [Member] | Consolidated Entities [member] | Brazil member
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | MMBbls	4.8	6.0	6.8
Natural Gas [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | Bcf	4,926.4	4,606.0	5,160.1
Net proved developed reserves | Bcf	3,136.3	3,288.5	3,447.5
Natural Gas [member] | Consolidated Entities [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | Bcf	4,890.5	4,596.8	5,151.5
Net proved developed reserves | Bcf	3,114.1	3,280.5	3,443.6
Natural Gas [member] | Consolidated Entities [member] | Brazil member
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | Bcf	4,807.0	4,515.9	5,034.2
Net proved developed reserves | Bcf	2,983.5	3,160.2	3,359.7
Natural Gas [member] | Consolidated Entities [member] | Oil and gas producing properties abroad [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | Bcf	83.5	80.9	117.3
Net proved developed reserves | Bcf	130.6	120.2	83.8
Natural Gas [member] | Consolidated Entities [member] | Oil and gas producing properties abroad [member] | South America [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | Bcf	83.5	56.7	33.7
Net proved developed reserves | Bcf	130.6	103.5	80.2
Natural Gas [member] | Consolidated Entities [member] | Oil and gas producing properties abroad [member] | North America [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | Bcf		24.2	83.6
Net proved developed reserves | Bcf		16.7	3.6
Natural Gas [member] | Equity Method Investee [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | Bcf	35.9	9.3	8.6
Net proved developed reserves | Bcf	22.2	8.0	3.9
Natural Gas [member] | Equity Method Investee [member] | Oil and gas producing properties abroad [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | Bcf	35.9	9.3	8.6
Net proved developed reserves | Bcf	22.2	8.0	3.9
Natural Gas [member] | Equity Method Investee [member] | Oil and gas producing properties abroad [member] | North America [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | Bcf	8.3
Net proved developed reserves | Bcf	2.5
Natural Gas [member] | Equity Method Investee [member] | Oil and gas producing properties abroad [member] | Africa [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | Bcf	27.6	9.3	8.6
Net proved developed reserves | Bcf	19.7	8.0	3.9
Synthetic Gas [Member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | Bcf	5.7	8.1	9.2
Synthetic Gas [Member] | Consolidated Entities [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | Bcf	5.7	8.1	9.2
Synthetic Gas [Member] | Consolidated Entities [member] | Brazil member
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | Bcf	5.7	8.1	9.2